25. Shareholders' equity	12 Months Ended
Dec. 31, 2019
Equity (deficit)
Shareholders' equity

25.Shareholders’ equity

25.1. Capital stock

On December 31, 2019, the subscribed capital fully paid-up by the shareholders was of R$3,163,796, corresponding to 3,137,364,724 shares, with 2,863,682,710 common shares and 273,682,014 preferred shares. On December 31, 2018 the Company’s capital stock was R$3,098,230, represented by 3,131,226,450 shares, comprised by 2,863,682,710 common shares and 267,543,740 preferred shares.

The cost with the issuance of shares on December 31, 2019, and 2018 corresponds to R$155,618.

On December 20, 2018, the Volluto fund, which controls the Company, carried out a partial split of its shareholders’ equity and, therefore, transferred all its preferred shares to MOBI Fundo de Investimento em Valores, which in turn belongs to the same holders of the Volluto fund, also observing the same shareholding.

The shareholding structure is as follows:

	2019			2018
	Common	Preferred	Total	Common	Preferred	Total
Fundo Volluto	100.00%	-	23.00%	100.00%	-	23.42%
Mobi FIA	-	37.59%	28.94%		48.85%	37.41%
Delta Air Lines, Inc.	-	-	-	-	12.29%	9.41%
AirFrance - KLM	-	1.55%	1.19%	-	1.58%	1.21%
Other	-	2.23%	1.73%	-	1.03%	0.79%
Free Float	-	58.63%	45.14%	-	36.25%	27.76%
Total	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%

The authorized share capital on December 31, 2019, is R$6 billion. Within the authorized limit, the Company may, upon a resolution of the Board of Directors, increase the share capital regardless of statutory reform, by issuing shares, without keeping a proportion between the different types of shares. Under the terms of the Law, in the case of a capital increase within the authorized limit, the Board of Directors will establish the issuance conditions, including the price and payment term.

The Company’s Board of Directors approved capital increases during the year ended December 31, 2019, through the subscription of shares, due to stock option exercises on: (i) February 27, 2019, in the amount of R$4,589, through the subscription of 521,528 preferred shares; and on (ii) April 26, 2019, in the amount of R$512, due to the subscription of 140,896 preferred shares; (iii) July 31, 2019, in the amount of R$300, due to the subscription of 84,477 preferred shares; (i) October 30, 2019, in the amount of R$60,165, due to the subscription of 5,391,373 preferred shares.

On December 31, 2019, the Company had a balance of shares to be issued totaling R$584 due to the subscription of 186,109 preferred shares through the exercise of stock options. The share capital increase will be brought to the Board of Directors for evaluation and approval.

25.2. Treasury shares

On December 31, 2019, the Company had 3,006,390 treasury shares, totaling R$102,543 (6,390 shares in the amount of R$126 as of December 31, 2018). On  December 31, 2019, the average market price of treasury shares was R$33.84.